Schedule of Information Related to Stock Warrants (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 12, 2022
Warrant exercisable, weighted average remaining life in life		5 years 3 months 18 days	5 years 3 months 18 days
Exercise Price One [Member]
Warrant exercisable, weighted average remaining life in life			3 years 1 month 6 days
Exercise Price Two [Member]
Warrant exercisable, weighted average remaining life in life			9 years 6 months
Exercise Price Three [Member]
Warrant exercisable, weighted average remaining life in life		2 years 9 months 18 days	6 years 3 months 18 days
Exercise Price Four [Member]
Warrant exercisable, weighted average remaining life in life		9 years 3 months 18 days	8 years 3 months 18 days
Warrant [Member]
Weighted average exercise price, outstanding	$ 10.75		$ 10.75	$ 10.75
Number of warrants, outstanding	8,628,706		8,628,706	8,628,706
Warrants exercisable, weighted average remaining life in life	4 years 9 months 18 days
Number of warrants, exercisable	8,558,904		8,558,904
Warrant exercisable, weighted average remaining life in life			4 years 9 months 18 days
Warrant [Member] | Exercise Price One [Member]
Weighted average exercise price, outstanding	$ 5.03		$ 5.03
Number of warrants, outstanding	104,704		104,704
Warrants exercisable, weighted average remaining life in life			2 years
Number of warrants, exercisable	34,901		34,901
Warrant [Member] | Exercise Price Two [Member]
Weighted average exercise price, outstanding	$ 6.90		$ 6.90
Number of warrants, outstanding	1,271,904		1,271,904
Warrants exercisable, weighted average remaining life in life			4 years 10 months 24 days
Number of warrants, exercisable	1,271,904		1,271,904
Warrant [Member] | Exercise Price Three [Member]
Weighted average exercise price, outstanding	$ 11.50		$ 11.50
Number of warrants, outstanding	6,929,073		6,929,073
Warrants exercisable, weighted average remaining life in life			4 years 10 months 24 days
Number of warrants, exercisable	6,929,073		6,929,073
Warrant [Member] | Exercise Price Four [Member]
Weighted average exercise price, outstanding	$ 11.58		$ 11.58
Number of warrants, outstanding	323,026		323,026
Warrants exercisable, weighted average remaining life in life			1 year
Number of warrants, exercisable	323,026		323,026